FINANCE RECEIVABLES, NET	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
FINANCE RECEIVABLES, NET

NOTE 8 — FINANCE RECEIVABLES, NET

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	September 30,	March 31,
	2025	2025
Gross receivables	$114,033	$137,617
Unearned income	(5,283)	(6,717)
Subtotal	108,750	130,900
Provision for credit loss	(11,698)	(13,247)
Finance receivables, net	97,052	117,653
Less: finance receivables, net – current	(55,328)	(70,801)
Finance receivables, net – non-current	$41,724	$46,852

The allowance for credit losses represents an estimate of the losses expected to be incurred by the Company from its finance receivables.

As of September 30, 2025, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:

Lease
Receivable
2026	$59,626
2027	40,422
2028	13,849
2029	136
Total	$114,033